Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000104446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.54%	1.02%	1.37%
C000112502 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.58%	2.44%	4.03%
C000112503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.43%	5.42%	4.98%
C000112949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.97%	4.67%	4.85%
C000112950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.02%	3.75%	3.84%
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent	12.76%	2.71%	4.13%
ICE BofA Global Fixed Income Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Fixed Income Markets Index
Average Annual Return, Percent	5.87%	(1.79%)	1.04%
iBoxx Global Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx Global Government Index
Average Annual Return, Percent	12.19%	(0.20%)	0.85%
J P Morgan GBI EM Global Diversified 15 Cap 4 Floor Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced)
Average Annual Return, Percent	11.85%	1.06%	1.71%
J P Morgan CEMBI Broad Diversified Core Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified Core Index (Spliced)
Average Annual Return, Percent	8.05%	2.67%	4.46%
J P Morgan USD Emerging Markets High Yield Bond Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced)
Average Annual Return, Percent	12.87%	5.82%	5.31%
Markit iBoxx Global Developed Markets High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx Global Developed Markets High Yield Index
Average Annual Return, Percent	9.21%	4.84%	5.00%
Markit iBoxx Global Developed Markets ex US High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx Global Developed Markets ex-US High Yield Index
Average Annual Return, Percent	12.38%	3.93%	4.12%